Discontinued Operations and Assets Held for Sale - Narrative (Details) € in Millions, $ in Millions			12 Months Ended
	Sep. 14, 2022 USD ($)	Sep. 14, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 26, 2024 USD ($)	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition services, expiration period			2 years
Gain on sale of business			$ 0	$ 0	$ 278
TSA term			4 years
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)		3.50%					3.50%
Senior Secured Notes 6.500 Percent Due In February 2005 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)		6.50%
Rhode Island VLT Company LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			60.00%
Discontinued Operations, Disposed of by Sale | Proposed Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received						$ 4,050
Cash and cash equivalents			$ 63	$ 64
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Lis Holding S.p.A.,
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received | €		€ 700
Percentage of share capital sold	100.00%	100.00%
Cash and cash equivalents | €		€ 198
Disposal group, selling costs | €		23
Consideration received | €		€ 479
Gain on sale of business	$ 278
Gain on sale of business, net of tax	$ 276